Related parties (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Fixed and variable compensation	[1]	$ 122,892	$ 34,252	$ 9,029

[1]	The Contingent Share Award (CSA) termination is not included in the management compensation. Although Nu recognized the expense, Mr. David Vélez has forfeited the right to receive the amount.